CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	6 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
SCHEDULE OF CASH AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the condensed consolidated balance sheets that sum to the total of the same such amounts shown in the Condensed Consolidated Statements of Cash Flows:

	June 30,	December 31,
	2023	2022
	(Unaudited)	(Audited)
Cash and cash equivalent	$4,428,838	$5,895,565
Restricted cash - current	-	-
Restricted cash - non-current	1,500,000	1,500,000
Total Cash and cash equivalent and Restricted cash	$5,928,838	$7,395,565